                                                                                                September 27, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street N.E.

Washington, DC 20549

RE:      Dreyfus Investment Grade Funds, Inc.

File No. 811-6718      33-48926

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual Report ended July 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6858.

                                                                                                            Very truly yours,

                                                                                                            /s/ Monica Giron

                                                                                                            Monica Giron

                                                                                                            Paralegal

Enclosure